CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY (UNAUDITED) (Q1) - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit
Beginning balance (in shares) at Dec. 31, 2020		17,660,258
Beginning balance at Dec. 31, 2020	$ 9,526	$ 2	$ 16,999	$ (7,475)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	595		595
Exercise of stock options (in shares)		94,553
Exercise of stock options	38		38
Net loss	$ (5,750)			(5,750)
Ending balance (in shares) at Dec. 31, 2021	17,862,108	17,862,108
Ending balance at Dec. 31, 2021	$ 4,459	$ 2	17,682	(13,225)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	181		181
Exercise of stock options (in shares)		22,480
Exercise of stock options	6		6
Net loss	$ (2,866)			(2,866)
Ending balance (in shares) at Mar. 31, 2022	17,884,588	17,884,588
Ending balance at Mar. 31, 2022	$ 1,780	$ 2	17,869	(16,091)
Beginning balance (in shares) at Dec. 31, 2021	17,862,108	17,862,108
Beginning balance at Dec. 31, 2021	$ 4,459	$ 2	17,682	(13,225)
Ending balance (in shares) at Jun. 14, 2022	25,290,270
Beginning balance (in shares) at Dec. 31, 2021	17,862,108	17,862,108
Beginning balance at Dec. 31, 2021	$ 4,459	$ 2	17,682	(13,225)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	1,226		1,226
Exercise of stock options (in shares)		475,421
Exercise of stock options	140		140
Net loss	$ (13,076)
Ending balance (in shares) at Dec. 31, 2022	26,659,711	26,659,711
Ending balance at Dec. 31, 2022	$ (3,628)	$ 3	22,701	(26,332)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)	135,090
Ending balance (in shares) at Dec. 31, 2022	26,659,711	26,659,711
Ending balance at Dec. 31, 2022	$ (3,628)	$ 3	22,701	(26,332)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	$ 162		162
Exercise of stock options (in shares)	281,130	281,130
Exercise of stock options	$ 113		113
Net loss	$ (2,262)			(2,262)
Ending balance (in shares) at Mar. 31, 2023	26,940,841
Ending balance at Mar. 31, 2023	$ (5,615)	$ 3	$ 22,976	$ (28,594)